FLEXSHARES® TRUST

FlexShares® Ultra-Short Income Fund (formerly, FlexShares® Ready Access Variable Income Fund) (RAVI) (the “Fund”)

SUPPLEMENT DATED AUGUST 14, 2023 TO THE FUND’S STATEMENT OF ADDITIONAL INFORMATION (“SAI”), DATED MARCH 1, 2023, AS AMENDED JULY 31, 2023

Effective immediately, the number of shares in a Creation Unit for the Fund is 10,000 shares or multiples thereof. All references to a Creation Unit block size of 25,000 shares for the Fund in the SAI is deleted and replaced with a Creation Unit block size of 10,000 shares.

The standard purchase/redemption transaction fee is $0 for the Fund. All references to a standard purchase/redemption transaction fee of $175 for the Fund in the SAI is deleted and replaced with a standard purchase/redemption transaction fee of $0.

Accordingly, the SAI is updated as follows:

1.	The table under the section entitled “GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS” on page 1 of the SAI is deleted and replaced with the following:

FUND	NUMBER OF SHARES PER CREATION UNIT
FlexShares® Ultra-Short Income Fund	10,000
FlexShares® Core Select Bond Fund	25,000

2.

The table under the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS – PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Purchase Transaction Fee” on page 64 of the SAI is deleted and replaced with the following:

FUND	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchase*
FlexShares® Ultra-Short Income Fund	$0	3.00%
FlexShares® Core Select Bond Fund	$0	3.00%

*	As a percentage of the net asset value per Creation Unit.

3.

The table under the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS – PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Redemption of Creation Units” on page 65 of the SAI is deleted and replaced with the following:

FUND	Fee for In-Kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemption*
FlexShares® Ultra-Short Income Fund	$0	2.00%
FlexShares® Core Select Bond Fund	$0	2.00%

*	As a percentage of the net asset value per Creation Unit, inclusive of the standard transaction fee.

Please retain this Supplement with your SAI for future reference.